Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 8.0%
6,121	Activision Blizzard, Inc.	$358,691
138	Alphabet, Inc. - Class A (a)	391,637
21,917	AMC Entertainment Holdings, Inc. - Class A (a)(b)	743,862
28,978	AT&T, Inc.	661,568
776	Charter Communications, Inc. - Class A (a)(b)	501,513
7,098	Comcast Corporation - Class A	354,758
27,066	Discovery, Inc. - Series A (a)(b)	629,825
4,707	Electronic Arts, Inc.	584,704
11,532	Fox Corporation - Class A (b)	411,808
3,200	Liberty Broadband Corporation - Class A (a)	485,056
36,300	Lumen Technologies, Inc. (b)	447,942
1,058	Meta Platforms, Inc. - Class A (a)	343,279
789	Netflix, Inc. (a)	506,459
5,241	Omnicom Group, Inc. (b)	352,772
3,340	Take-Two Interactive Software, Inc. (a)	554,039
3,759	T-Mobile US, Inc. (a)	409,017
16,530	Verizon Communications, Inc.	830,963
15,426	ViacomCBS, Inc. - Class B	477,435
2,664	Walt Disney Company (a)	386,014
11,522	Warner Music Group Corporation - Class A (b)	499,248
		9,930,590
	Consumer Discretionary - 10.5%
142	Amazon.com, Inc. (a)	498,004
334	AutoZone, Inc. (a)	606,902
3,154	Best Buy Company, Inc.	337,036
11,794	Chewy, Inc. - Class A (a)	805,058
229	Chipotle Mexican Grill, Inc. (a)(b)	376,341
2,575	Dollar General Corporation	569,847
4,088	Dollar Tree, Inc. (a)	547,097
1,704	Domino’s Pizza, Inc.	893,136
4,911	eBay, Inc.	331,296
2,237	Ferrari NV	582,649
2,531	Garmin, Ltd.	337,990
3,230	Genuine Parts Company	412,600
1,322	Home Depot, Inc.	529,606
1,964	Lowe’s Companies, Inc.	480,375
993	Lululemon Athletica, Inc. (a)	451,229
2,096	McDonald’s Corporation	512,682
2,903	NIKE, Inc. - Class B	491,304
82	NVR, Inc. (a)(b)	428,478
938	O’Reilly Automotive, Inc. (a)	598,594
5,728	Peloton Interactive, Inc. - Class A (a)	252,032
858	Pool Corporation	475,435
3,982	Starbucks Corporation	436,586
2,121	Target Corporation	517,185
2,080	Tractor Supply Company	468,686
12,364	Yum China Holdings, Inc.	619,436
3,954	Yum! Brands, Inc.	485,709
		13,045,293
	Consumer Staples - 13.1%
9,649	Altria Group, Inc.	411,433
7,421	Archer-Daniels-Midland Company	461,660
5,845	Brown-Forman Corporation - Class B	411,254
8,718	Church & Dwight Company, Inc. (b)	779,215
8,065	Clorox Company (b)	1,313,385
10,260	Coca-Cola Company	538,137
9,018	Colgate-Palmolive Company	676,530
19,111	Conagra Brands, Inc. (b)	583,841
1,739	Constellation Brands, Inc. - Class A	391,849
1,212	Costco Wholesale Corporation	653,729
1,263	Estee Lauder Companies, Inc. - Class A	419,404
10,337	General Mills, Inc.	638,516
3,144	Hershey Company	558,029
12,008	Kellogg Company (b)	734,650
15,613	Keurig Dr Pepper, Inc.	530,686
6,646	Kimberly-Clark Corporation	866,040
12,479	Kraft Heinz Company (b)	419,419
21,294	Kroger Company (b)	884,339
6,616	McCormick & Company, Inc.	567,785
8,777	Mondelez International, Inc. - Class A	517,316
4,830	Monster Beverage Corporation (a)	404,657
3,516	PepsiCo, Inc.	561,787
5,759	Philip Morris International, Inc.	494,929
4,315	Procter & Gamble Company	623,863
9,766	Tyson Foods, Inc. - Class A	771,124
8,557	Walgreens Boots Alliance, Inc.	383,354
4,657	Walmart, Inc.	654,914
		16,251,845
	Energy - 1.3%
6,411	Cheniere Energy, Inc.	671,937
28,902	Kinder Morgan, Inc.	446,825
19,042	Williams Companies, Inc.	510,135
		1,628,897
	Financials - 8.8%
4,078	Allstate Corporation	443,360
1,552	Aon plc - Class A	459,035
5,990	Ares Management Corporation - Class A	486,148
2,858	Arthur J. Gallagher & Company	465,568
1,757	Berkshire Hathaway, Inc. - Class B (a)	486,144
6,896	Brown & Brown, Inc.	444,171
4,797	Cboe Global Markets, Inc.	618,526
2,482	Chubb, Ltd.	445,445
3,195	Cincinnati Financial Corporation (b)	363,911
2,404	CME Group, Inc.	530,130
1,088	FactSet Research Systems, Inc.	509,804
6,731	Hartford Financial Services Group, Inc.	444,919
3,620	Intercontinental Exchange, Inc.	473,206
303	Markel Corporation (a)	362,030
1,015	MarketAxess Holdings, Inc.	357,980
2,923	Marsh & McLennan Companies, Inc.	479,430
1,190	Moody’s Corporation	464,862
590	MSCI, Inc.	371,376
2,110	Nasdaq, Inc.	428,815
5,765	Progressive Corporation (b)	535,800
1,036	S&P Global, Inc. (b)	472,136
4,349	Tradeweb Markets, Inc. - Class A	417,504
2,786	Travelers Companies, Inc. (b)	409,403
1,681	Willis Towers Watson plc	379,637
		10,849,340
	Health Care - 21.5%
4,463	Abbott Laboratories	561,312
5,061	AbbVie, Inc.	583,432
1,516	ABIOMED, Inc. (a)	477,206
2,601	Agilent Technologies, Inc.	392,491
3,649	AmerisourceBergen Corporation	422,372
2,222	Amgen, Inc.	441,911
1,053	Anthem, Inc.	427,760
10,493	Baxter International, Inc.	782,464
2,909	Becton Dickinson and Company	689,840
1,637	Biogen, Inc. (a)	385,906
5,972	BioMarin Pharmaceutical, Inc. (a)	515,324
603	Bio-Rad Laboratories, Inc. - Class A (a)	454,180
9,624	Boston Scientific Corporation (a)	366,386
9,081	Bristol-Myers Squibb Company	487,014
7,953	Cardinal Health, Inc.	367,667
7,807	Centene Corporation (a)	557,498
8,499	Cerner Corporation	598,755
1,750	Cigna Corporation	335,825
1,079	Cooper Companies, Inc.	406,211
5,595	CVS Health Corporation	498,291
1,664	Danaher Corporation	535,209
3,952	Edwards Lifesciences Corporation (a)	424,089
13,113	Elanco Animal Health, Inc. (a)(b)	376,868
2,312	Eli Lilly & Company	573,468
8,466	Gilead Sciences, Inc.	583,562
6,525	Hologic, Inc. (a)	487,613
1,281	Humana, Inc.	537,649
1,683	ICON plc (a)	455,201
547	IDEXX Laboratories, Inc. (a)	332,614
3,613	Johnson & Johnson	563,375
1,983	Laboratory Corporation of America Holdings (a)	565,809
1,637	Masimo Corporation (a)	455,282
1,895	McKesson Corporation	410,760
3,728	Medtronic plc	397,778
8,890	Merck & Company, Inc.	665,950
292	Mettler-Toledo International, Inc. (a)	442,126
1,106	Molina Healthcare, Inc. (a)	315,409
2,587	PerkinElmer, Inc.	471,248
17,564	Pfizer, Inc.	943,714
5,287	Quest Diagnostics, Inc.	786,071
781	Regeneron Pharmaceuticals, Inc. (a)	497,130
1,922	ResMed, Inc.	489,822
11,926	Royalty Pharma plc - Class A	474,297
3,235	Seagen, Inc. (a)	517,600
2,046	STERIS plc	447,112
1,011	Teleflex, Inc.	300,692
846	Thermo Fisher Scientific, Inc.	535,374
1,078	UnitedHealth Group, Inc.	478,869
1,316	Veeva Systems, Inc. - Class A (a)	371,875
3,117	Vertex Pharmaceuticals, Inc. (a)	582,692
29,400	Viatris, Inc.	361,914
1,515	Waters Corporation (a)	497,026
1,090	West Pharmaceutical Services, Inc.	482,499
2,237	Zoetis, Inc.	496,703
		26,609,245
	Industrials - 12.5%
3,017	3M Company	513,010
2,552	Copart, Inc. (a)	370,448
4,487	CoStar Group, Inc. (a)	348,909
11,769	CSX Corporation	407,914
1,933	Cummins, Inc.	405,447
2,467	Dover Corporation	404,218
1,427	Equifax, Inc.	397,634
3,541	Expeditors International of Washington, Inc.	430,656
7,027	Fastenal Company	415,788
5,686	Fortive Corporation	420,025
2,301	General Dynamics Corporation	434,820
1,809	IDEX Corporation	406,283
3,524	IHS Markit, Ltd.	450,438
1,974	Illinois Tool Works, Inc.	458,264
2,328	JB Hunt Transport Services, Inc.	445,020
5,903	Johnson Controls International plc	441,308
1,540	Kansas City Southern	447,909
2,010	L3Harris Technologies, Inc.	420,251
4,328	Leidos Holdings, Inc.	380,474
1,607	Lockheed Martin Corporation	535,645
7,476	Masco Corporation (b)	492,669
1,500	Norfolk Southern Corporation (b)	397,905
1,577	Northrop Grumman Corporation	550,058
1,319	Old Dominion Freight Line, Inc.	468,469
6,073	Otis Worldwide Corporation	488,269
5,098	PACCAR, Inc.	425,275
3,709	Republic Services, Inc.	490,553
1,491	Rockwell Automation, Inc.	501,274
857	Roper Technologies, Inc.	397,777
2,320	Trane Technologies plc	433,028
1,851	Union Pacific Corporation	436,170
2,341	United Parcel Service, Inc. - Class B	464,385
1,997	Verisk Analytics, Inc.	449,065
982	W.W. Grainger, Inc.	472,744
3,011	Waste Management, Inc.	483,777
		15,485,879
	Information Technology - 10.8%
1,108	Accenture plc - Class A	395,999
664	Adobe, Inc. (a)	444,780
4,153	Akamai Technologies, Inc. (a)	468,043
1,554	Atlassian Corporation plc - Class A (a)	584,801
2,390	Automatic Data Processing, Inc.	551,827
2,241	Broadridge Financial Solutions, Inc.	377,765
7,011	Cisco Systems, Inc.	384,483
5,321	Citrix Systems, Inc.	427,968
5,226	Cognizant Technology Solutions Corporation - Class A	407,523
657	EPAM Systems, Inc. (a)	399,817
3,258	Fidelity National Information Services, Inc.	340,461
3,877	Fiserv, Inc. (a)	374,208
3,307	International Business Machines Corporation	387,250
2,572	Keysight Technologies, Inc. (a)	500,203
662	Kyndryl Holdings, Inc. (a)(b)	10,456
1,299	Microsoft Corporation	429,436
1,671	Motorola Solutions, Inc.	423,064
28,602	NortonLifeLock, Inc.	710,760
4,966	Oracle Corporation	450,615
3,473	Paychex, Inc.	413,982
2,145	RingCentral, Inc. - Class A (a)	463,277
1,626	salesforce.com, Inc. (a)	463,345
5,027	Seagate Technology Holdings plc	516,122
5,669	SS&C Technologies Holdings, Inc.	432,715
790	Tyler Technologies, Inc. (a)	409,994
2,523	VeriSign, Inc. (a)	605,294
1,744	Visa, Inc. - Class A (b)	337,935
2,699	VMware, Inc. - Class A	315,081
2,718	Zoom Video Communications, Inc. - Class A (a)	574,612
2,292	Zscaler, Inc. (a)(b)	795,256
		13,397,072
	Materials - 3.3%
1,679	Air Products and Chemicals, Inc.	482,612
33,217	Amcor plc	376,016
5,593	Ball Corporation	522,667
7,545	International Paper Company	343,448
1,180	Linde plc	375,405
9,322	Newmont Corporation	511,964
2,680	PPG Industries, Inc.	413,176
1,612	Sherwin-Williams Company	533,959
2,669	Vulcan Materials Company	511,487
		4,070,734
	Utilities - 9.8%
10,570	Alliant Energy Corporation	579,130
7,026	Ameren Corporation	573,251
7,425	American Electric Power Company, Inc.	601,796
2,858	American Water Works Company, Inc.	481,773
15,050	CenterPoint Energy, Inc. (b)	389,946
9,589	CMS Energy Corporation	564,313
8,461	Consolidated Edison, Inc.	656,911
7,352	Dominion Energy, Inc.	523,462
4,728	DTE Energy Company	512,232
6,258	Duke Energy Corporation	607,089
8,486	Edison International	553,966
4,543	Entergy Corporation	455,845
10,365	Evergy, Inc. (b)	656,104
5,524	Eversource Energy	454,459
8,264	Exelon Corporation	435,761
15,148	FirstEnergy Corporation	570,474
5,429	NextEra Energy, Inc.	471,129
18,629	PPL Corporation	518,445
7,949	Public Service Enterprise Group, Inc.	496,733
3,696	Sempra Energy	443,040
8,432	Southern Company	515,195
7,076	WEC Energy Group, Inc.	615,117
7,795	Xcel Energy, Inc.	496,775
		12,172,946
	TOTAL COMMON STOCKS (Cost $112,803,107)	123,441,841

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
261,879	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	261,879
	TOTAL SHORT-TERM INVESTMENTS (Cost $261,879)	261,879
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.7%
	Private Funds - 9.7%
12,002,939	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	12,002,939
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,002,939)	12,002,939

	Total Investments (Cost $125,067,925) - 109.5%	135,706,659
	Liabilities in Excess of Other Assets - (9.5)%	(11,820,294)
	TOTAL NET ASSETS - 100.0%	$123,886,365

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of November 30, 2021. The total value of securities on loan is $11,356,820.
	(c) Rate shown is the annualized seven-day yield as of November 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$123,441,841	$-	$-	$123,441,841
Short-Term Investments	261,879	-	-	261,879
Investments Purchased with Proceeds from Securities Lending	-	12,002,939	-	12,002,939
Total Investments in Securities	$123,703,720	$12,002,939	$-	$135,706,659

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.